INVESTMENT UNDER EQUITY METHOD (Details Narrative) $ in Thousands		12 Months Ended
	May 20, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2025 HKD ($)
Schedule of Equity Method Investments [Line Items]
Cash consideration	$ 6,500,000
Net income loss		$ (5,059)	$ (39,353,000)	$ (5,523,000)	$ (6,014,000)
Investments		$ 329				$ 2,557,000
Golden Harvest Trust Limited [Member]
Schedule of Equity Method Investments [Line Items]
Net income loss			43,120
Investments						$ 2,557,000
Impairment charges			$ 3,900,000
Golden Harvest Trust Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage	20.00%	20.00%				20.00%